Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Share Repurchase Program April 2020 [Member] - American Depositary Shares [Member] $ in Millions	Apr. 15, 2020 USD ($)
Subsequent Events [Line Items]
Share repurchase program authorized amount	$ 10
Share repurchase program period in force	12 months